LIABILITIES AND DEBT - Convertible Promissory Note (Details)					1 Months Ended					3 Months Ended		12 Months Ended
	Dec. 29, 2022 USD ($)	Apr. 08, 2022 USD ($) $ / shares shares	Nov. 16, 2021 USD ($) item D $ / shares	Oct. 01, 2021 USD ($) D item $ / shares	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 shares	May 31, 2022 USD ($)	Nov. 30, 2021 shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) D $ / shares shares	Dec. 31, 2021 USD ($)	Aug. 27, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument
Unamortized debt discount						$ (1,378,200)						$ (1,378,200)
Amortization of debt discount										$ 689,100
Repayments of debt												7,437,349	$ 2,006,628
Exercise price of warrants | $ / shares										$ 3.80
Outstanding principal amount converted											$ 888,930
Amortization of debt issuance costs												6,500,000
Number of shares of common stock issued | shares							750			1,277,140
Issuance of convertible notes payable												6,951,250	8,433,650
Derivative liability in connection with convertible note												559,957	3,204,924
Securities purchase agreement
Debt Instrument
Aggregate principal amount	$ 4,000,000
Original issue discount	800,000
Net proceeds	3,000,000
Convertible Debt
Debt Instrument
Principal						4,100,000				$ 100,000		4,100,000	9,565,000		$ 100,000
Unamortized debt discount						(1,378,200)						(1,378,200)	(3,963,386)
Convertible Note Payable, Net						2,721,800				100,000		2,721,800	5,601,614		$ 100,000
Amortization of debt discount										689,100	$ 1,058,583	6,506,384	801,538
Number of shares of common stock issued upon conversion of debt | shares											8,739
Outstanding principal amount converted											$ 888,930
Oasis Note
Debt Instrument
Principal														$ 5,000,000
Amortization of debt discount												6,506,384	801,538
Aggregate principal amount						5,265,000						5,265,000		$ 5,265,000
Derivative liability at fair value						3,204,924						$ 3,204,924
Term of debt												18 months
Threshold percentage of stock price												90.00%
Number of lowest vwaps | D												2
Number of consecutive trading days | D												5
Period not to submit notice												30 days
Minimum conversion amount						$ 500,000						$ 500,000
Minimum conversion price | $ / shares						$ 300						$ 300
Number of shares of common stock issued | shares									1,000
Debt Instrument, Convertible, Conversion Price | $ / shares						$ 3.601						$ 3.601
Debt Instrument, Interest Rate, Stated Percentage						6.00%						6.00%		6.00%
Oasis Note | Convertible Debt
Debt Instrument
Principal													5,265,000
Unamortized debt discount													(715,000)
Issuance of convertible notes payable													4,550,000
First Fire First Note
Debt Instrument
Principal				$ 1,500,000
Aggregate principal amount				$ 1,575,000
Term of debt				18 months
Threshold percentage of stock price				90.00%
Number of lowest vwaps | item				2
Number of consecutive trading days | D				5
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 395.20
Debt Instrument, Interest Rate, Stated Percentage				6.00%
First Fire First Note | Convertible Debt
Debt Instrument
Principal													1,575,000
Unamortized debt discount													(315,000)
Issuance of convertible notes payable													1,260,000
Second First Fire Note
Debt Instrument
Principal			$ 2,500,000
Aggregate principal amount			$ 2,625,000
Threshold percentage of stock price			90.00%
Number of lowest vwaps | item			2
Number of consecutive trading days | D			5
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 428
Debt Instrument, Interest Rate, Stated Percentage			6.00%
Second First Fire Note | Convertible Debt
Debt Instrument
Principal													2,625,000
Unamortized debt discount													(530,000)
Issuance of convertible notes payable													2,095,000
Oasis and FirstFire Notes
Debt Instrument
Principal													9,465,000
Interest Expense, Debt												$ 484,904
Accrued interest amount converted												$ 533,242
Number of shares of common stock issued upon conversion of debt | shares												1,995,183
Outstanding principal amount converted												$ 9,465,000
Debt discount which will be amortized over the life of the note												1,560,000
Derivative liability | Convertible Debt
Debt Instrument
Unamortized debt discount						$ (559,957)						(559,957)	(3,204,924)
Derivative liability in connection with convertible note												(559,957)	(3,204,924)
Proceeds from issuance of notes | Convertible Debt
Debt Instrument
Principal						8,943,750						8,943,750
Unamortized debt discount						(1,992,500)						(1,992,500)
Issuance of convertible notes payable												6,951,250
Repayments of notes | Convertible Debt
Debt Instrument
Repayments of notes										(4,000,000)		(4,943,750)
Conversion of notes into common stock | Convertible Debt
Debt Instrument
Conversion of notes into common stock												(9,465,000)
Warrant and common shares issued with convertible notes | Convertible Debt
Debt Instrument
Unamortized debt discount						(1,368,741)						(1,368,741)
Warrant and common shares issued with convertible notes												(1,368,741)
Paycheck Protection Program, Cares Act [Member]
Debt Instrument
Aggregate principal amount													$ 203,994
April Notes | Securities purchase agreement
Debt Instrument
Unamortized debt discount		$ (755,000)
Aggregate principal amount		3,068,750
Original issue discount		613,750
Net proceeds		$ 2,313,750
Repayments of debt								$ 3,068,750
Number of warrants issued to purchase common stock | shares		12,577
Exercise price of warrants | $ / shares		$ 122
Debt discount for the fair value of the warrants		$ 98,241
July Notes | Securities purchase agreement
Debt Instrument
Aggregate principal amount						1,875,000						1,875,000
Original issue discount						375,000						375,000
Net proceeds												$ 1,450,000
Repayments of debt						$ 1,875,000
Percentage of annual interest rate for notes, if notes are not repaid in full by the maturity date or if any other event of default occurs						20.00%						20.00%
Derivative liability at fair value						$ 559,957						$ 559,957
July 22 Notes | Securities purchase agreement
Debt Instrument
Number of warrants issued to purchase common stock | shares						41,124						41,124
Exercise price of warrants | $ / shares						$ 15.20						$ 15.20
July 28 Notes | Securities purchase agreement
Debt Instrument
Number of warrants issued to purchase common stock | shares						27,655						27,655
Exercise price of warrants | $ / shares						$ 11.30						$ 11.30
Debt discount for the fair value of the warrants						$ 692,299						$ 692,299
December Notes
Debt Instrument
Principal						4,000,000						4,000,000
Unamortized debt discount						$ (1,278,200)						$ (1,278,200)
Number of shares of common stock issued | shares												60,000
December Notes | Securities purchase agreement
Debt Instrument
Unamortized debt discount										(1,378,200)
Amortization of debt discount										$ 689,100
Aggregate principal amount	4,000,000
Original issue discount	800,000
Net proceeds	$ 3,000,000
Repayments of debt					$ 4,000,000
Number of warrants issued to purchase common stock | shares						469,480				469,480		469,480
Exercise price of warrants | $ / shares						$ 4.26				$ 4.26		$ 4.26
Debt discount for the fair value of the warrants						$ 428,200				$ 428,200		$ 428,200
Increased percentage of face value of the notes, if notes are not repaid in full by the maturity date or if any other event of default occurs						120.00%						120.00%
Percentage of annual interest rate for notes, if notes are not repaid in full by the maturity date or if any other event of default occurs						20.00%						20.00%
Repayments of additional amount of debt						$ 416,923
Number of shares of common stock issued | shares										60,000		60,000
July 22 notes | Securities purchase agreement
Debt Instrument
Exercise price of warrants | $ / shares						$ 15.20						$ 15.20
July 28 notes
Debt Instrument
Warrants issued to purchase common stock | shares						27,655						27,655
July 28 notes | Securities purchase agreement
Debt Instrument
Exercise price of warrants | $ / shares						$ 11.30						$ 11.30